Condensed Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (15,636)	$ (15,636)	$ 265,482	$ 123,333	$ 138,104	$ (155,126)	$ 388,815	$ (17,022)	$ 10,641
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	0						197,277	13,204	26,409
Amortization of right-of-use asset							86,266
Changes in operating assets and liabilities:
Accounts receivable	0						(135,292)	(480,326)	(756,095)
Equipment Parts Inventory	(495,150)								(690,069)
Finished Goods Inventory	0								(181,453)
Work in process Inventory	0								(19,241)
Sales Demo Inventory	0								(786,414)
Inventory							131,475	(298,405)
Unearned product Revenues	0								779,128
Sales tax payable	0								12,665
Deferred revenue							(338,801)	509,845
Accounts payable and sales tax payable	5,280						(42,691)	20,780	50,476
Operating lease liability	0						(86,266)		225,054
Net Cash Provided By (Used In) Operating Activities	(505,506)						200,783	(223,169)	(1,328,899)	$ (505,506)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash outlay for fixed assets							(2,750)	(8,825)
Purchase of Machinery & Equipment							0		(794,945)
Purchase of Vehicles							0		(9,989)
Purchase of Office & Computer Equipment							0		(39,449)
Purchase of R&D Equipment							0		(31,053)
Operating lease right-of-use							0	0	(196,299)
Cash outlay for intangible assets							(2,995)	(2,495)	(3,184,280)
Net Cash Used In Investing Activities	0						(5,745)	(11,320)	(4,256,015)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PPP loans	0						198,750	198,750	198,750
Proceeds from Notes	0								926,768
Proceeds from Sale of Common Stock	505,506								4,786,110
Proceeds from (repayment of) loan payable - related party							(217,031)	337,457
Net Cash Provided By Financing Activities	505,506						(18,281)	536,207	5,911,628	505,506
Net Change in Cash	0						176,757	301,718	326,714
Cash - Beginning of period	0			$ 326,714		$ 0	326,714	0	0
Cash - End of period	$ 0	$ 0	$ 503,470		$ 301,718		503,470	301,718	$ 326,714	$ 0
SUPPLEMENTARY CASH FLOW INFORMATION:
Income taxes							$ 68
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of right-of-use asset and lease liability								282,565
Purchase of fixed assets with common stock								$ 158,456